Port Street Quality Growth Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COMMON STOCKS - 73.1%	Shares	Value
Communication Services - 11.3%
Alphabet, Inc. - Class A	63,000	$11,925,900
Walt Disney Co.	97,325	10,837,139
		22,763,039

Consumer Discretionary - 5.1%
Home Depot, Inc.	8,306	3,230,951
NIKE, Inc. - Class B	47,900	3,624,593
Starbucks Corp.	38,200	3,485,750
		10,341,294

Consumer Staples - 10.4%
Diageo plc - ADR	24,293	3,088,369
PepsiCo, Inc.	13,354	2,030,609
Procter & Gamble Co.	15,700	2,632,105
Unilever plc - ADR	162,720	9,226,224
Wal-Mart Stores, Inc.	44,805	4,048,132
		21,025,439

Financials - 6.9%
Berkshire Hathaway, Inc. - Class B (a)	20,337	9,218,355
Visa, Inc. - Class A	14,807	4,679,604
		13,897,959

Health Care - 13.1%
Becton, Dickinson & Co.	7,999	1,814,733
Eli Lilly & Co.	2,774	2,141,528
Johnson & Johnson	29,900	4,324,138
Medtronic plc	83,200	6,646,016
Novo Nordisk - ADR	65,600	5,642,912
Roche Holding AG - ADR	164,400	5,734,272
		26,303,599

Industrials - 9.7%
C.H. Robinson Worldwide, Inc.	40,000	4,132,800
General Dynamics Corp.	20,620	5,433,164
RTX Corp.	85,932	9,944,051
		19,510,015

Information Technology - 16.6%
Accenture PLC - Class A	11,262	3,961,859
Adobe, Inc. (a)	5,646	2,510,663
Apple, Inc.	28,000	7,011,760
ASML Holding NV	4,809	3,333,022
Microsoft Corp.	22,470	9,471,105
Oracle Corp.	42,186	7,029,875
		33,318,284
TOTAL COMMON STOCKS (Cost $89,100,749)		147,159,629

SHORT-TERM INVESTMENTS - 24.7%		Value
U.S. Treasury Bills - 24.7%	Par
4.52%, 01/16/2025 (b)	18,000,000	17,970,404
4.36%, 01/23/2025 (b)	16,000,000	15,960,453
4.35%, 02/20/2025 (b)	16,000,000	15,909,290
TOTAL SHORT-TERM INVESTMENTS (Cost $49,828,227)		49,840,147

TOTAL INVESTMENTS - 97.8% (Cost $138,928,976)		196,999,776
Other Assets in Excess of Liabilities - 2.2%		4,378,538
TOTAL NET ASSETS - 100.0%		$201,378,314
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown is the annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Port Street Quality Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$147,159,629	$–	$–	$147,159,629
U.S. Treasury Bills	–	49,840,147	–	49,840,147
Total Investments	$147,159,629	$49,840,147	$–	$196,999,776

Refer to the Schedule of Investments for further disaggregation of investment categories.